UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act File Number:	811-10379

Registrant Name:	PIMCO California Municipal Income Fund

Address of Principal Executive Offices:	1633 Broadway
New York, NY 10019

Name and Address of Agent for Service:	Lawrence G. Altadonna
1633 Broadway, 41st Floor
New York, NY 10019

Registrant’s telephone number, including area code:	212-739-3371

Date of Fiscal Year End:	April 30, 2013

Date of Reporting Period:	July 31, 2012

Item 1. Schedule of Investments

PIMCO California Municipal Income Fund Schedule of Investments

July 31, 2012 (unaudited)

Principal Amount (000s)		Value*
CALIFORNIA MUNICIPAL BONDS & NOTES—90.9%
$10,000	Bay Area Toll Auth. Rev., San Francisco Bay Area, 5.00%, 4/1/34, Ser. F-1	$11,194,000
5,000	Chula Vista Rev., San Diego Gas & Electric, 5.875%, 2/15/34, Ser. B	5,908,400
650	City & Cnty. of San Francisco, Capital Improvement Projects, CP, 5.25%, 4/1/31, Ser. A	727,682
720	City & Cnty. of San Francisco Redev. Agcy., Special Tax, 6.125%, 8/1/31, Ser. B	723,557
350	Contra Costa Cnty. Public Financing Auth., Tax Allocation, 5.85%, 8/1/33, Ser. A	350,266
5,000	Desert Community College Dist., GO, 5.00%, 8/1/37, Ser. C (AGM)	5,319,700
310	Dublin Unified School Dist., GO, zero coupon, 8/1/23, Ser. E	200,998
6,300	Eastern Municipal Water Dist., CP, 5.00%, 7/1/35, Ser. H	6,891,948
	Educational Facs. Auth. Rev. (h),
10,200	Claremont McKenna College, 5.00%, 1/1/39	11,157,270
10,000	Univ. of Southern California, 5.00%, 10/1/39, Ser. A	11,285,000
2,975	El Dorado Irrigation Dist. & El Dorado Cnty. Water Agcy., CP, 5.75%, 8/1/39, Ser. A (AGC)	3,224,364
14,425	El Monte, Department of Public Social Services Fac., Phase II, CP, 5.25%, 1/1/34 (AMBAC)	14,474,766
1,000	Folsom Redev. Agcy., Tax Allocation, 5.50%, 8/1/36	1,030,220
	Fremont Community Facs. Dist. No. 1, Special Tax,
165	6.00%, 9/1/18	165,289
505	6.00%, 9/1/19	505,848
3,500	6.30%, 9/1/31	3,503,675
	Golden State Tobacco Securitization Corp. Rev.,
3,000	5.00%, 6/1/35, Ser. A (FGIC)	3,084,960
6,000	5.00%, 6/1/38, Ser. A (FGIC)	6,153,720
1,600	5.00%, 6/1/45 (AMBAC-TCRS)	1,639,280
8,300	5.125%, 6/1/47, Ser. A-1	6,330,161
25,175	5.75%, 6/1/47, Ser. A-1	21,256,511
	Health Facs. Financing Auth. Rev.,
	Adventist Health System, Ser. A,
4,265	5.00%, 3/1/33	4,301,636
2,000	5.75%, 9/1/39	2,254,520
	Catholic Healthcare West, Ser. A,
2,000	6.00%, 7/1/34	2,162,180
4,000	6.00%, 7/1/39	4,702,920
750	Children’s Hospital of Los Angeles, 5.25%, 7/1/38 (AGM)	795,772
1,000	Children’s Hospital of Orange Cnty., 6.50%, 11/1/38, Ser. A	1,209,650
1,450	Scripps Health, 5.00%, 11/15/36, Ser. A	1,599,480
3,400	Stanford Hospital, 5.25%, 11/15/40, Ser. A-2	3,905,750
	Sutter Health,
1,000	5.00%, 8/15/35, Ser. D	1,120,230
1,600	5.00%, 11/15/42, Ser. A (IBC-NPFGC)	1,686,144
2,800	6.00%, 8/15/42, Ser. B	3,351,460
1,000	Imperial Irrigation Dist. Rev., 5.00%, 11/1/41, Ser. C	1,097,550
10,590	Kern Cnty., Capital Improvements Projects, CP, 5.75%, 8/1/35, Ser. A (AGC)	11,717,200
7,000	La Quinta Redev. Agcy., Tax Allocation, 5.10%, 9/1/31 (AMBAC)	7,026,600
500	Lancaster Redev. Agcy., Tax Allocation, 6.875%, 8/1/39	565,780
500	Lancaster Redev. Agcy. Rev., Capital Improvements Projects, 5.90%, 12/1/35	504,860
5,500	Long Beach Airport Rev., 5.00%, 6/1/40, Ser. A	5,970,140
	Long Beach Bond Finance Auth. Rev., Long Beach Natural Gas, Ser. A,
1,000	5.50%, 11/15/27	1,114,280
3,900	5.50%, 11/15/37	4,297,020

PIMCO California Municipal Income Fund Schedule of Investments

July 31, 2012 (unaudited) (continued)

Principal Amount (000s)		Value*
	Los Angeles Department of Water & Power Rev.,
$5,000	4.75%, 7/1/30, Ser. A-2 (AGM) (h)	$5,331,300
1,500	5.00%, 7/1/43, Ser. B (d)	1,734,630
3,000	5.375%, 7/1/34, Ser. A (h)	3,440,910
7,000	5.375%, 7/1/38, Ser. A (h)	7,971,600
	Los Angeles Unified School Dist., GO,
10,000	5.00%, 7/1/29, Ser. I (h)	11,454,600
3,500	5.00%, 1/1/34, Ser. I	3,961,895
5,000	5.00%, 1/1/34, Ser. I (h)	5,659,850
250	5.30%, 1/1/34, Ser. D	287,662
700	Malibu, City Hall Project, CP, 5.00%, 7/1/39, Ser. A	761,698
1,900	M-S-R Energy Auth. Rev., 6.50%, 11/1/39, Ser. B	2,401,562
	Municipal Finance Auth. Rev.,
1,145	Azusa Pacific Univ. Project, 7.75%, 4/1/31, Ser. B	1,334,246
2,900	Biola Univ., 5.875%, 10/1/34	3,162,131
2,145	Patterson Public Financing Auth. Rev., Waste Water System Financing Project, 5.50%, 6/1/39 (AGC)	2,369,153
1,250	Peralta Community College Dist., GO, 5.00%, 8/1/39, Ser. C	1,331,100
	Pollution Control Financing Auth. Rev.,
1,250	American Water Capital Corp. Project, 5.25%, 8/1/40 (a)(c)	1,294,275
2,000	San Jose Water Co. Projects, 5.10%, 6/1/40	2,167,480
	San Diego Cnty. Water Auth., CP,
350	5.00%, 5/1/32, Ser. A (NPFGC)	354,596
6,250	5.00%, 5/1/38, Ser. 2008-A (AGM)	6,787,938
3,285	San Diego Regional Building Auth. Rev., Cnty. Operations Center & Annex, 5.375%, 2/1/36, Ser. A	3,694,837
	San Joaquin Hills Transportation Corridor Agcy. Rev., Ser. A,
5,000	5.50%, 1/15/28	5,000,950
5,000	5.70%, 1/15/19	5,200,600
230	San Jose, Special Assessment, 5.60%, 9/2/17, Ser. 24-Q	237,178
1,500	San Jose Hotel Tax Rev., Convention Center Expansion, 6.50%, 5/1/36	1,774,305
1,200	San Marcos Unified School Dist., GO, 5.00%, 8/1/38, Ser. A	1,338,852
1,815	Santa Clara, Central Park Library Project, CP, 5.00%, 2/1/32 (AMBAC)	1,831,244
3,500	Santa Clara Cnty. Financing Auth. Rev., El Camino Hospital, 5.75%, 2/1/41, Ser. A (AMBAC)	3,846,220
1,300	Santa Cruz Cnty. Redev. Agcy., Tax Allocation, Live Oak/Soquel Community, 7.00%, 9/1/36, Ser. A	1,563,146
	State, GO,
5,885	5.00%, 9/1/35	6,314,723
100	5.00%, 6/1/37	107,202
3,000	5.00%, 12/1/37	3,236,520
2,400	5.25%, 11/1/40	2,735,280
1,500	5.50%, 3/1/40	1,727,220
2,000	6.00%, 4/1/38	2,369,020
2,000	6.00%, 11/1/39	2,390,840
	State Public Works Board Rev.,
2,000	5.75%, 10/1/30, Ser. G-1	2,297,780
2,000	California State Univ., 6.00%, 11/1/34, Ser. J	2,366,520
2,000	Judicial Council Projects, 5.00%, 12/1/29, Ser. D	2,177,080
2,000	Regents Univ., 5.00%, 4/1/34, Ser. E	2,215,600

PIMCO California Municipal Income Fund Schedule of Investments

July 31, 2012 (unaudited) (continued)

Principal Amount (000s)		Value*
	Statewide Communities Dev. Auth. Rev.,
$1,000	American Baptist Homes West, 6.25%, 10/1/39	$1,088,810
900	California Baptist Univ., 5.50%, 11/1/38, Ser. A	930,861
845	Catholic Healthcare West, 5.50%, 7/1/31, Ser. D	937,519
10,000	Cottage Health, 5.00%, 11/1/40	10,739,400
13,050	Henry Mayo Newhall Memorial Hospital, 5.125%, 10/1/30, Ser. A (CA Mtg. Ins.)	13,059,396
1,000	Kaiser Permanente, 5.25%, 3/1/45, Ser. B	1,068,060
1,000	Lancer Student Housing Project, 7.50%, 6/1/42	1,122,730
3,000	Los Angeles Jewish Home, 5.50%, 11/15/33 (CA Mtg. Ins.)	3,054,420
	Methodist Hospital Project (FHA),
2,100	6.625%, 8/1/29	2,666,622
7,700	6.75%, 2/1/38	9,542,533
	St. Joseph Health System,
100	5.125%, 7/1/24 (NPFGC)	113,692
3,200	5.75%, 7/1/47, Ser. A (FGIC)	3,594,048
	Sutter Health,
4,000	5.50%, 8/15/34, Ser. B	4,000,000
2,000	6.00%, 8/15/42, Ser. A	2,390,780
8,000	The Internext Group, CP, 5.375%, 4/1/30	8,005,680
	Univ. of California Irvine E. Campus,
4,000	5.125%, 5/15/31	4,333,360
4,500	5.375%, 5/15/38	4,847,040
910	Windrush School, 5.50%, 7/1/37 (b)(e)	627,900
6,300	Torrance Rev., Torrance Memorial Medical Center, 5.00%, 9/1/40, Ser. A	6,744,465
2,000	Turlock, Emanuel Medical Center, CP, 5.50%, 10/15/37, Ser. B	2,071,980
	Univ. of California Rev.,
2,000	5.00%, 5/15/33, Ser. A (AMBAC)	2,065,120
10,000	5.00%, 5/15/36, Ser. A (AMBAC)	10,278,500
5,000	5.00%, 5/15/42, Ser. G (d)	5,764,250
1,000	Westlake Village, CP, 5.00%, 6/1/39	1,058,770

	Total California Municipal Bonds & Notes (cost—$344,652,888)	388,848,466

OTHER MUNICIPAL BONDS & NOTES—6.7%
	Iowa—1.9%
8,700	Tobacco Settlement Auth. Rev., 5.60%, 6/1/34, Ser. B	8,118,666

	Louisiana—0.1%
250	Tobacco Settlement Financing Corp. Rev., 5.875%, 5/15/39, Ser. 2001-B	255,937

	Ohio—1.0%
4,000	American Municipal Power-Ohio, Inc. Rev., Fremont Energy Center Project, 5.00%, 2/15/42, Ser. B	4,441,640

	Puerto Rico—2.4%
	Sales Tax Financing Corp. Rev.,
7,000	5.00%, 8/1/46, Ser. C	7,579,390
2,500	5.25%, 8/1/43, Ser. A-1	2,675,600

		10,254,990

	Texas—1.3%
5,000	Wood Cnty. Central Hospital Dist. Rev., East Texas Medical Center Quitman Project, 6.00%, 11/1/41	5,605,900

	Total Other Municipal Bonds & Notes (cost—$28,250,572)	28,677,133

PIMCO California Municipal Income Fund Schedule of Investments

July 31, 2012 (unaudited) (continued)

Principal Amount (000s)		Value*
CALIFORNIA VARIABLE RATE NOTES (a)(c)(f)(g)—2.4%
	Health Facs. Financing Auth. Rev.,
$1,000	8.00%, 11/15/36, Ser. 3193	$1,247,270
6,000	9.83%, 11/15/42, Ser. 3255	6,752,220
1,670	Sacramento Cnty. Sanitation Dists. Financing Auth. Rev., 11.561%, 8/1/13, Ser. 1034 (NPFGC)	2,121,418

	Total California Variable Rate Notes (cost—$6,395,014)	10,120,908

	Total Investments (cost—$379,298,474) (i)—100.0%	$427,646,507

Notes to Schedule of Investments:

Portfolio securities and other financial instruments for which market quotations are readily available are stated at market value. Market value is generally determined on the basis of last reported sales prices, or if no sales are reported, on the basis of quotes obtained from a quotation reporting system, established market makers, or independent pricing services.

Portfolio securities and other financial instruments for which market quotations are not readily available, or for which a development/event occurs that may significantly impact the value of a security are fair-valued, in good faith, pursuant to procedures established by the Board of Trustees, or persons acting at their discretion pursuant to procedures established by the Board of Trustees. The Fund’s investments are valued daily using prices supplied by an independent pricing service or dealer quotations, or by using the last sale price on the exchange that is the primary market for such securities, or the mean between the last quoted bid and ask price. Independent pricing services use information provided by market makers or estimates of market values obtained from yield data relating to investments or securities with similar characteristics. Securities purchased on a when-issued or delayed-delivery basis are marked to market daily until settlement at the forward settlement date.

The Board of Trustees has adopted methods for valuing portfolio securities and other financial derivative instruments in circumstances where market quotes are not readily available, and has delegated the responsibility for applying the valuation methods to the Investment Manager and Pacific Investment Management Company LLC (the “Sub-Adviser”), an affiliate of the Investment Manager. The Valuation Committee has been established by the Board of Trustees to oversee the implementation of the Fund’s valuation methods and to make fair value determinations on behalf of the Board as instructed. The Sub-Adviser monitors the continual appropriateness of methods applied and determines if adjustments should be made in light of market changes, events affecting the issuer, or other factors. If the Sub-Adviser determines that a valuation method may no longer be appropriate, another valuation method may be selected, or the Valuation Committee will be convened to consider the matter and take any appropriate action in accordance with procedures set forth by the Board of Trustees. The Board of Trustees shall review the appropriateness of the valuation methods and these methods may be amended or supplemented from time to time by the Valuation Committee.

If third party evaluated vendor pricing is neither available nor deemed to be reliable of fair value, the Sub-Adviser may elect to obtain market quotations (“broker quotes”) directly from a broker-dealer.

Short-term securities maturing in 60 days or less are valued at amortized cost, if their original term to maturity was 60 days or less, or by amortizing their value on the 61st day prior to maturity, if the original term to maturity exceeded 60 days.

The prices used by the Fund to value securities may differ from the value that would be realized if the securities were sold and these differences could be material. The Fund’s net asset value (“NAV”) is normally determined as of the close of regular trading (normally, 4:00 p.m. Eastern time) on the New York Stock Exchange (“NYSE”) on each day the NYSE is open for business.

(a)	Private Placement—Restricted as to resale and may not have a readily available market. Securities with an aggregate value of $11,415,183, representing 2.7% of total investments.

(b)	Illiquid.

(c)	144A—Exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, typically only to qualified institutional buyers. Unless otherwise indicated, these securities are not considered to be illiquid.

(d)	When-issued. To be settled after July 31, 2012.

(e)	In default.

(f)	Inverse Floater—The interest rate shown bears an inverse relationship to the interest rate on another security or the value of an index. The interest rate disclosed reflects the rate in effect on July 31, 2012.

(g)	Variable Rate Notes—Instruments whose interest rates change on specified date (such as a coupon date or interest payment date) and/or whose interest rates vary with changes in a designated base rate (such as the prime interest rate). The interest rate disclosed reflects the rate in effect on July 31, 2012.

(h)	Residual Interest Bonds held in Trust—Securities represent underlying bonds transferred to a separate securitization trust established in a tender option bond transaction in which the/each Fund/Portfolio acquired the residual interest certificates. These securities serve as collateral in a financing transaction.

(i)	At July 31, 2012, the cost basis of portfolio securities for federal income tax purposes was $348,434,597. Gross unrealized appreciation was $48,131,364; gross unrealized depreciation was $865,815; and net unrealized appreciation was $47,265,549. The difference between book and tax cost was attributable to inverse floater transactions.

Glossary:

AGC—insured by Assured Guaranty Corp.

AGM—insured by Assured Guaranty Municipal Corp.

AMBAC—insured by American Municipal Bond Assurance Corp.

CA Mtg. Ins.—insured by California Mortgage Insurance

CP—Certificates of Participation

FGIC—insured by Financial Guaranty Insurance Co.

FHA—insured by Federal Housing Administration

GO—General Obligation Bond

IBC—Insurance Bond Certificate

NPFGC—insured by National Public Finance Guarantee Corp.

TCRS—Temporary Custodian Receipts

Fair Value Measurements

Fair value is defined as the price that would be received to sell an asset or paid to transfer a liability (i.e. the “exit price”) in an orderly transaction between market participants. The three levels of the fair value hierarchy are described below:

•	Level 1 – quoted prices in active markets for identical investments that the Fund has the ability to access

•

Level 2 – valuations based on other significant observable inputs, which may include, but not limited to, quoted prices for similar assets or liabilities, interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks, and default rates or other market corroborated inputs.

•

Level 3 – valuations based on significant unobservable inputs (including the Sub-Adviser’s or Valuation Committee’s own assuring and single source broker quote in determining the fair value of investments)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. The following are certain inputs and techniques that the Fund generally uses to evaluate how to classify each major category of assets and liabilities for Level 2 and Level 3, in accordance with Generally Accepted Accounting Principles.

Municipal Bonds & Notes and Variable Rate Notes — Municipal bonds & notes and variable rate notes are valued by independent pricing services based on pricing models that take into account, among other factors, information received from market makers and broker-dealers, current trades, bid-want lists, offerings, market movements, the callability of the bond or note, state of issuance, benchmark yield curves, and bond or note insurance. To the extent that these inputs are observable, the values of municipal bonds & notes and variable rate notes are categorized as Level 2. To the extent that these inputs are unobservable, the values are categorized as Level 3.

A summary of the inputs used at July 31, 2012 in valuing the Fund’s assets and liabilities is listed below (refer to the Schedule of Investments and Other Investments for more detailed information on Investments in Securities and Other Financial Instruments):

	Level 1 - Quoted Prices	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs	Value at 7/31/12
Investments in Securities - Assets
California Municipal Bonds & Notes	—	$388,220,566	$627,900	$388,848,466
Other Municipal Bonds & Notes	—	28,677,133	—	28,677,133
Variable Rate Notes	—	10,120,908	—	10,120,908

Total Investments	—	$427,018,607	$627,900	$427,646,507

The valuation techniques used by the Fund to measure fair value during the three months ended July 31, 2012 maximized the use of observable inputs and minimized the use of unobservable inputs.

The Fund’s policy is to recognize transfers between levels at the end of the reporting period. An investment asset’s or liability’s level within the fair value hierarchy is based on the lowest level input, individually or in aggregate, that is significant to fair value measurement. The objective of fair value measurement remains the same even when there is a significant decrease in the volume and level of activity for an asset or liability and regardless of the valuation techniques used. Assets categorized as Level 1 or 2 as of period end may have been transferred between Levels 1 and 2 since the prior period due to changes in the valuation method utilized in valuing the investments.

At July 31, 2012, there were no transfers between Levels 1 and 2.

A roll forward of fair value measurements using significant unobservable inputs (Level 3) for the three months ended July 31, 2012, was as follows:

	Beginning Balance 4/30/12	Purchases	Sales	Accrued Discounts (Premiums)	Net Realized Gain (Loss)	Net Change in Unrealized Appreciation/ Depreciation	Transfers into Level 3	Transfers out of Level 3	Ending Balance 7/31/12
Investments in Securities - Assets
California Municipal Bonds & Notes	$627,900	—	—	—	—	—	—	—	$(627,900)

Total Investments	$627,900	—	—	—	—	—	—	—	$(627,900)

There was no change in unrealized appreciation/depreciation of Level 3 investments which Municipal held at July 31, 2012.

	Ending Balance at 7/31/12	Valuation Technique Used	Unobservable Inputs	Input Values
Investments in Securities - Assets
California Municipal Bonds & Notes	$627,900	Third-Party pricing vendor	Broker quote	$69.00

Total Investments	$627,900

Item 2. Controls and Procedures

(a) The registrant’s President & Chief Executive Officer and Treasurer, Principal Financial & Accounting Officer have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Act (17 CFR 270.30a -3(c))), are effective based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this document.

(b) There were no significant changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Act (17 CFR 270.30a -3(d))) that occurred during the registrant’s last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3. Exhibits

(a) Exhibit 99.302 Cert. — Certification pursuant to Section 302 of the Sarbanes-Oxley Act of 2002

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant: PIMCO California Municipal Income Fund

By	/s/ Brian S. Shlissel
President & Chief Executive Officer

Date: September 25, 2012

By	/s/ Lawrence G. Altadonna
Treasurer, Principal Financial & Accounting Officer

Date: September 25, 2012

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By	/s/ Brian S. Shlissel
President & Chief Executive Officer

Date: September 25, 2012

By	/s/ Lawrence G. Altadonna
Treasurer, Principal Financial & Accounting Officer

Date: September 25, 2012